Business Segments and Related Information - Corporate Divisions - Corporate Bank (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) employee		Dec. 31, 2024 EUR (€) employee		Dec. 31, 2023 EUR (€) employee
Net revenues
Total net revenues	[1]	€ 31,434		€ 31,504		€ 31,155
Of which:
Provision for credit losses		1,707		1,830		1,505
Noninterest expenses
Compensation and benefits		11,813		11,731		11,131
General and administrative expenses		8,860		11,243		10,112
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		(15)		(3)		220
Total noninterest expenses		20,658		22,971		21,695
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 9,069		€ 6,703		€ 7,955
Employees (full-time equivalent) | employee		89,879		89,753		90,130
Assets		€ 1,440,000		€ 1,391,000		€ 1,317,000
of which: operational risk RWA		63,000	[2]	58,000	[3]	57,000	[4]
Deposits		695,000		668,000		625,000
Loans (gross of allowance for loan losses)		€ 484,000		€ 490,000		€ 485,000
Cost/income ratio		65.70%	[5]	72.90%	[6]	69.60%	[7]
Corporate Bank
Net revenues
Corporate Treasury Services	[8]	€ 4,220		€ 4,197		€ 4,381
Institutional Client Services		1,917		1,956		1,895
Business Banking	[8]	1,263		1,352		1,442
Total net revenues		7,400		7,506		7,718
Of which:
Net interest income	[9]	4,567		4,987		5,241
Commissions and Fee Income	[9]	2,704		2,577		2,460
Remaining Income	[9]	129		(58)		18
Provision for credit losses		194		347		266
Noninterest expenses
Compensation and benefits		1,632		1,611		1,539
General and administrative expenses		2,971		3,448		3,088
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		(1)		(4)
Total noninterest expenses		4,603		5,058		4,623
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 2,603		€ 2,101		€ 2,828
Employees (front office full time equivalent) | employee	[10]	8,420		7,959		7,670
Employees (business aligned operations full time equivalent) | employee	[10]	8,181		8,171		8,017
Employees (allocated central infrastructure, full-time equivalent) | employee	[10]	10,719		10,150		9,669
Employees (full-time equivalent) | employee	[10]	27,320		26,280		25,356
Assets	[10],[11]	€ 323,000		€ 280,000		€ 264,000
Risk-weighted assets	[10]	72,000		78,000		69,000
of which: operational risk RWA	[10],[12]	11,000	[2]	11,000	[3]	6,000	[4]
Leverage exposure	[10]	358,000		339,000		307,000
Deposits	[10]	329,000		313,000		289,000
Loans (gross of allowance for loan losses)	[10]	€ 120,000		€ 117,000		€ 117,000
Cost/income ratio	[13]	62.20%	[5]	67.40%	[6]	59.90%
Post-tax return on average shareholders equity	[14],[15]	14.10%		11.90%		17.10%
Post-tax return on average tangible shareholders' equity	[14],[15]	15.30%		12.70%		18.50%

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[5]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking.
The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior year’s comparatives are presented in the current reporting structure

[9]	Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[10]	As of year-end
[11]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[12]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[13]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[14]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[15]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report